DISPOSAL OF ASSETS - Summary of disposals (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Dec. 30, 2025	Aug. 14, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs			$ 9
Equity				$ 34,974	$ 36,456	$ 29,979	$ 26,286
Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs			$ 45
Gain (loss) on disposal		$ 217
Revaluation surplus
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				8,206	$ 7,237	$ 6,743	$ 6,817
Disposals 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs				3,096
Carrying value assets disposed				12,084
Carrying value of liabilities disposed				7,510
Gain (loss) on disposal				125
Disposals 2025 | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on disposal				621
Disposals 2025 | Revaluation surplus
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				235
Disposals 2025 | Revaluation surplus | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				942
India Wind and Solar Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs				183
Carrying value assets disposed				566
Carrying value of liabilities disposed				378
Gain (loss) on disposal				6
India Wind and Solar Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on disposal				20
India Wind and Solar Portfolio | Revaluation surplus
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				33
India Wind and Solar Portfolio | Revaluation surplus | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				117
Europe Pumped Storage Facility
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs				350
Carrying value assets disposed				604
Carrying value of liabilities disposed				317
Gain (loss) on disposal				27
Europe Pumped Storage Facility | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on disposal				89
Europe Pumped Storage Facility | Revaluation surplus
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				53
Europe Pumped Storage Facility | Revaluation surplus | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				187
U.S. Wind Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs				195
Carrying value assets disposed				2,000
Carrying value of liabilities disposed				1,200
Gain (loss) on disposal				(1)
U.S. Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on disposal				(8)
U.S. Wind Portfolio | Revaluation surplus
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				24
U.S. Wind Portfolio | Revaluation surplus | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				95
Australia Wind, Solar, and Storage Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs				527
Carrying value assets disposed				760
Carrying value of liabilities disposed				227
Gain (loss) on disposal				4
Australia Wind, Solar, and Storage Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on disposal				39
Australia Wind, Solar, and Storage Portfolio | Revaluation surplus
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				0
Australia Wind, Solar, and Storage Portfolio | Revaluation surplus | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				0
India Renewable Platform
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs				0
Carrying value assets disposed				2,086
Carrying value of liabilities disposed				1,423
Gain (loss) on disposal				11
India Renewable Platform | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on disposal				129
India Renewable Platform | Revaluation surplus
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				8
India Renewable Platform | Revaluation surplus | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				100
Australia Wind Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs				172
Carrying value assets disposed				580
Carrying value of liabilities disposed				421
Gain (loss) on disposal				9
Australia Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on disposal				58
Australia Wind Portfolio | Revaluation surplus
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				8
Australia Wind Portfolio | Revaluation surplus | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				86
France Wind and Solar Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs				269
Carrying value assets disposed				1,300
Carrying value of liabilities disposed				983
Gain (loss) on disposal				2
France Wind and Solar Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on disposal				27
France Wind and Solar Portfolio | Revaluation surplus
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				5
France Wind and Solar Portfolio | Revaluation surplus | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				59
U.S. Distributed Generation Portfolio
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	$ 537			1,400
Carrying value assets disposed	4,188			4,188
Carrying value of liabilities disposed	2,561			2,561
Gain (loss) on disposal	67			67
U.S. Distributed Generation Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	1,400
Gain (loss) on disposal	$ 267			267
U.S. Distributed Generation Portfolio | Revaluation surplus
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				104
U.S. Distributed Generation Portfolio | Revaluation surplus | Brookfield Renewable and Institutional Partners
Disclosure of analysis of single amount of discontinued operations [line items]
Equity				$ 298